Transactions with Related Parties: (Tables)	6 Months Ended
Jun. 30, 2022
Transactions with Related Parties [Abstract]
Schedule of transactions with related parties
	Six months ended		Year ended
	June 30		December 31
	2022	2021	2021
	Unaudited		Audited
	USD in thousands
Payroll and related expenses to related parties employed by the Company*	496	512	1,241
Compensation to directors **	418	412	733
Consultant services***	-	616	-
Interest and discounting of loans from Jeff’s Brands related parties ****	40	145	172
Finance expense on Screenz payable balance	192	-	169
Eventer sales and marketing expenses to Keshet	165	-	279
Eventer revenues from related parties	(7)	(20)	(23)
Eventer general and administrative expenses to Screenz	23	9	13

Schedule of current assets
	June 30,	December 31,
	2022	2021
	Unaudited	Audited
	USD in thousands

Related party prepaid expenses – pre-paid advertising services to Keshet (a related party of Eventer)	718	981
Other receivables (related parties of Eventer)	10	18
	728	999

Schedule of non current assets
	June 30,	December 31,
	2022	2021
	Unaudited	Audited
	USD in thousands

Short term loan to a related party (loan from Medigus to Gix Internet)	-	1,265

Schedule of current liabilities
	June 30,	December 31,
	2022	2021
	Unaudited	Audited
	USD in thousands

Compensation to key management personnel	73	270
Current Liabilities of Jeff’s Brands to related parties	247	177
Other Accrued expenses to related parties of Eventer	153	169
	474	616

Schedule of loans
	June 30,	December 31,
	2022	2021
	Unaudited	Audited
	USD in thousands

Current portion of long-term commitment – Screenz cross media Ltd (a related party of Eventer). See note 4.D.	520	506
Long-term commitment – Screenz cross media Ltd (a related party of Eventer). See note 4.D	580	711
Short term loans of Jeffs’ Brands from related parties (*)	56	111
Long term loans of Jeffs’ Brands from related parties (**)	479	689